Income Taxes (Reconciliation To Effective Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		21.00%		21.00%	35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected federal income tax expense (benefit)	$ (207,292)		$ (392,740)		$ 14,308
Non-taxable investment income	(46,426)		(48,662)		(46,836)
Tax credits	(47,544)		(36,806)		(27,980)
Changes in tax law	0		(3,644)		(70,121)
Other	5,727		7,066		381
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	$ (295,535)	[1]	$ (474,786)	[1]	$ (130,248)
Effective tax rate	29.90%		25.40%		(191.20%)

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.